Segment and geographic information - Reconciliation of combined business segments' results included in preceding table to reported Net revenue, Non-interest expenses and Income (loss) before income taxes (Detail) - JPY (¥)
¥ in Millions
		3 Months Ended		6 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Segment and Geographic Information [Abstract]
Net revenue		¥ 365,083	¥ 319,773	¥ 718,263	¥ 621,650
Unrealized gain (loss) on investments in equity securities held for operating purposes		2,677	(1,815)	(1,590)	(4,664)
Consolidated net revenue	[1]	367,760	317,958	716,673	616,986
Non-interest expenses		311,025	286,474	613,628	573,769
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses		311,025	286,474	613,628	573,769
Income (loss) before income taxes		54,058	33,299	104,635	47,881
Unrealized gain (loss) on investments in equity securities held for operating purposes		2,677	(1,815)	(1,590)	(4,664)
Consolidated income (loss) before income taxes		¥ 56,735	¥ 31,484	¥ 103,045	¥ 43,217

[1]	There is no revenue derived from transactions with a single major external customer.